Pensions and Other Post-employment Benefits - DB Pension Plan Assets (Details)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of employee benefits [Abstract]
Target allocation, Money market type funds (percent)	0.00%
Target allocation, Equity securities (percent)	3500.00%
Target allocation, Debt securities (percent)	65.00%
Money market type funds (percent)	0.00%	5.00%
Equity securities (percent)	35.00%	0.00%
Debt securities (percent)	65.00%	95.00%